UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2023

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund

Semi-Annual Report
June 30, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary June 30, 2023 (Unaudited)
Top Holdings (% of Fund's net assets)

Jabil, Inc.	2.0
Deckers Outdoor Corp.	1.7
ITT, Inc.	1.5
KBR, Inc.	1.4
Flex Ltd.	1.4
Churchill Downs, Inc.	1.3
Primerica, Inc.	1.3
Builders FirstSource, Inc.	1.3
Regal Rexnord Corp.	1.2
Dynatrace, Inc.	1.2
14.3

Market Sectors (% of Fund's net assets)

Industrials	22.7
Financials	13.2
Information Technology	12.8
Consumer Discretionary	12.5
Health Care	8.6
Real Estate	7.5
Materials	7.2
Consumer Staples	4.5
Energy	4.4
Utilities	3.8
Communication Services	2.6

Asset Allocation (% of Fund's net assets)

Schedule of Investments June 30, 2023 (Unaudited)

Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.6%
Entertainment - 1.2%
Endeavor Group Holdings, Inc. (a)	152,700	3,652,584
Live Nation Entertainment, Inc. (a)	41,800	3,808,398
Spotify Technology SA (a)	30,900	4,960,995
World Wrestling Entertainment, Inc. Class A	41,900	4,544,893
		16,966,870
Interactive Media & Services - 0.9%
Bumble, Inc. (a)	326,600	5,480,348
IAC, Inc. (a)	115,300	7,240,840
		12,721,188
Media - 0.5%
Interpublic Group of Companies, Inc.	193,694	7,472,715
TOTAL COMMUNICATION SERVICES		37,160,773
CONSUMER DISCRETIONARY - 12.5%
Automobile Components - 0.5%
Autoliv, Inc.	91,100	7,747,144
Distributors - 0.3%
Pool Corp.	10,200	3,821,328
Diversified Consumer Services - 0.5%
European Wax Center, Inc. (a)(b)	136,800	2,548,584
Grand Canyon Education, Inc. (a)	45,700	4,716,697
		7,265,281
Hotels, Restaurants & Leisure - 4.1%
Amadeus IT Holding SA Class A	120,400	9,157,219
ARAMARK Holdings Corp.	271,100	11,670,855
Bowlero Corp. Class A (a)(b)	342,973	3,992,206
Caesars Entertainment, Inc. (a)	73,549	3,748,793
Churchill Downs, Inc.	135,416	18,845,845
Jubilant Foodworks Ltd.	152,980	936,937
Light & Wonder, Inc. Class A (a)	93,000	6,394,680
Noodles & Co. (a)	370,300	1,251,614
Red Rock Resorts, Inc.	68,700	3,213,786
Xponential Fitness, Inc. (a)	48,850	842,663
		60,054,598
Household Durables - 2.0%
KB Home	80,700	4,172,997
NVR, Inc. (a)	1,615	10,256,251
Taylor Morrison Home Corp. (a)	283,700	13,836,049
Vizio Holding Corp. (a)(b)	204,500	1,380,375
		29,645,672
Leisure Products - 0.4%
YETI Holdings, Inc. (a)	133,100	5,169,604
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	56,000	3,026,800
America's Car Mart, Inc. (a)	25,400	2,534,412
Dick's Sporting Goods, Inc.	93,700	12,386,203
Five Below, Inc. (a)	49,000	9,630,460
Floor & Decor Holdings, Inc. Class A (a)(b)	36,800	3,825,728
Revolve Group, Inc. (a)(b)	71,400	1,170,960
Williams-Sonoma, Inc. (b)	89,900	11,250,086
		43,824,649
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (a)	47,575	25,103,425
TOTAL CONSUMER DISCRETIONARY		182,631,701
CONSUMER STAPLES - 4.5%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	21,600	6,662,304
Consumer Staples Distribution & Retail - 3.4%
BJ's Wholesale Club Holdings, Inc. (a)	242,700	15,292,527
Performance Food Group Co. (a)	230,800	13,903,392
Sprouts Farmers Market LLC (a)	159,900	5,873,127
U.S. Foods Holding Corp. (a)	344,300	15,149,200
		50,218,246
Food Products - 0.5%
Nomad Foods Ltd. (a)	288,800	5,059,776
Westrock Coffee Holdings (b)	215,034	2,337,420
		7,397,196
Personal Care Products - 0.1%
Olaplex Holdings, Inc. (a)	440,700	1,639,404
TOTAL CONSUMER STAPLES		65,917,150
ENERGY - 4.4%
Energy Equipment & Services - 2.6%
Baker Hughes Co. Class A	265,500	8,392,455
Nextier Oilfield Solutions, Inc. (a)	736,600	6,585,204
NOV, Inc.	237,500	3,809,500
TechnipFMC PLC (a)	822,500	13,669,950
Valaris Ltd. (a)	89,007	5,601,211
		38,058,320
Oil, Gas & Consumable Fuels - 1.8%
Antero Resources Corp. (a)	182,200	4,196,066
Cheniere Energy, Inc.	23,700	3,610,932
Hess Corp.	21,900	2,977,305
Magnolia Oil & Gas Corp. Class A	162,200	3,389,980
New Fortress Energy, Inc.	189,614	5,077,863
Ovintiv, Inc.	75,800	2,885,706
Range Resources Corp.	155,997	4,586,312
		26,724,164
TOTAL ENERGY		64,782,484
FINANCIALS - 13.2%
Banks - 3.6%
Associated Banc-Corp.	251,200	4,076,976
Bancorp, Inc., Delaware (a)	370,800	12,106,620
Cadence Bank	166,300	3,266,132
East West Bancorp, Inc.	221,788	11,708,189
Popular, Inc.	135,516	8,201,428
Signature Bank	61,900	12,999
Wintrust Financial Corp.	175,800	12,766,596
		52,138,940
Capital Markets - 2.2%
Ameriprise Financial, Inc.	26,587	8,831,138
Northern Trust Corp.	97,900	7,258,306
Raymond James Financial, Inc.	88,086	9,140,684
TMX Group Ltd.	286,500	6,446,926
		31,677,054
Financial Services - 1.9%
Equitable Holdings, Inc.	138,200	3,753,512
Essent Group Ltd.	130,329	6,099,397
Euronet Worldwide, Inc. (a)	99,291	11,653,785
Shift4 Payments, Inc. (a)	92,900	6,308,839
		27,815,533
Insurance - 5.5%
American Financial Group, Inc.	46,700	5,545,625
Arch Capital Group Ltd. (a)	142,600	10,673,610
Assurant, Inc.	45,300	5,695,116
Hartford Financial Services Group, Inc.	150,800	10,860,616
Old Republic International Corp.	374,900	9,436,233
Primerica, Inc.	94,558	18,699,790
Reinsurance Group of America, Inc.	96,091	13,326,861
Selective Insurance Group, Inc.	66,800	6,409,460
		80,647,311
TOTAL FINANCIALS		192,278,838
HEALTH CARE - 8.6%
Biotechnology - 1.5%
Argenx SE ADR (a)	7,700	3,000,921
Arrowhead Pharmaceuticals, Inc. (a)	53,436	1,905,528
Blueprint Medicines Corp. (a)	34,700	2,193,040
Legend Biotech Corp. ADR (a)	41,800	2,885,454
Repligen Corp. (a)	16,500	2,334,090
United Therapeutics Corp. (a)	45,900	10,132,425
		22,451,458
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (a)	158,110	8,552,170
Envista Holdings Corp. (a)	110,300	3,732,552
Hologic, Inc. (a)	54,879	4,443,553
Masimo Corp. (a)	56,035	9,220,559
ResMed, Inc.	18,127	3,960,750
The Cooper Companies, Inc.	16,639	6,379,892
Zimmer Biomet Holdings, Inc.	81,200	11,822,720
		48,112,196
Health Care Providers & Services - 2.2%
agilon health, Inc. (a)	231,200	4,009,008
Encompass Health Corp.	110,600	7,488,726
Guardant Health, Inc. (a)	34,600	1,238,680
Molina Healthcare, Inc. (a)	26,400	7,952,736
Option Care Health, Inc. (a)	325,200	10,565,748
		31,254,898
Health Care Technology - 0.2%
Evolent Health, Inc. (c)	117,300	3,376,481
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	9,200	3,487,904
ICON PLC (a)	16,300	4,078,260
Thermo Fisher Scientific, Inc.	7,130	3,720,078
		11,286,242
Pharmaceuticals - 0.6%
UCB SA	101,700	9,011,173
TOTAL HEALTH CARE		125,492,448
INDUSTRIALS - 22.7%
Aerospace & Defense - 1.5%
AerSale Corp. (a)(b)	230,300	3,385,410
Axon Enterprise, Inc. (a)	19,100	3,726,792
Howmet Aerospace, Inc.	232,500	11,522,700
Spirit AeroSystems Holdings, Inc. Class A	134,400	3,923,136
		22,558,038
Air Freight & Logistics - 0.8%
GXO Logistics, Inc. (a)	181,788	11,419,922
Building Products - 1.5%
Builders FirstSource, Inc. (a)	137,100	18,645,600
Trex Co., Inc. (a)	41,900	2,746,964
		21,392,564
Commercial Services & Supplies - 0.4%
Driven Brands Holdings, Inc. (a)	249,300	6,746,058
Construction & Engineering - 2.1%
Quanta Services, Inc.	73,400	14,419,430
Willscot Mobile Mini Holdings (a)	338,400	16,172,136
		30,591,566
Electrical Equipment - 4.9%
Acuity Brands, Inc.	43,900	7,159,212
AMETEK, Inc.	87,400	14,148,312
Array Technologies, Inc. (a)	238,073	5,380,450
Generac Holdings, Inc. (a)	56,300	8,396,019
nVent Electric PLC	132,700	6,856,609
Regal Rexnord Corp.	115,702	17,806,538
Sunrun, Inc. (a)(b)	284,807	5,086,653
Vertiv Holdings Co.	257,800	6,385,706
		71,219,499
Ground Transportation - 0.9%
J.B. Hunt Transport Services, Inc.	31,249	5,657,006
RXO, Inc.	189,000	4,284,630
U-Haul Holding Co. (b)	48,300	2,671,956
		12,613,592
Machinery - 5.8%
Chart Industries, Inc. (a)(b)	68,500	10,945,615
Crane Co.	141,100	12,574,832
Crane Nxt Co.	119,600	6,750,224
Fortive Corp.	165,400	12,366,958
Hillenbrand, Inc.	76,600	3,928,048
IDEX Corp.	42,000	9,040,920
Ingersoll Rand, Inc.	121,700	7,954,312
ITT, Inc.	229,259	21,369,231
		84,930,140
Marine Transportation - 0.3%
Clarkson PLC	104,569	3,930,958
Professional Services - 3.9%
ASGN, Inc. (a)	84,399	6,383,096
FTI Consulting, Inc. (a)	62,400	11,868,480
KBR, Inc.	309,000	20,103,540
Maximus, Inc.	141,300	11,941,263
WNS Holdings Ltd. sponsored ADR (a)	90,563	6,676,304
		56,972,683
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	678	98,195
NOW, Inc. (a)	417,500	4,325,300
RS GROUP PLC	517,081	4,992,179
		9,415,674
TOTAL INDUSTRIALS		331,790,694
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.8%
Digi International, Inc. (a)	299,500	11,797,305
Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	39,351	7,220,909
Flex Ltd. (a)	718,200	19,851,048
IPG Photonics Corp. (a)	47,500	6,451,450
Jabil, Inc.	277,174	29,915,385
		63,438,792
IT Services - 0.4%
Endava PLC ADR (a)	32,600	1,688,354
Wix.com Ltd. (a)	53,800	4,209,312
		5,897,666
Semiconductors & Semiconductor Equipment - 5.2%
Allegro MicroSystems LLC (a)	89,407	4,035,832
Axcelis Technologies, Inc. (a)	19,600	3,593,268
Lattice Semiconductor Corp. (a)	125,423	12,049,388
Marvell Technology, Inc.	59,700	3,568,866
MKS Instruments, Inc. (b)	97,900	10,582,990
Nova Ltd. (a)	45,300	5,313,690
ON Semiconductor Corp. (a)	165,100	15,615,158
Skyworks Solutions, Inc.	40,000	4,427,600
SolarEdge Technologies, Inc. (a)	14,700	3,955,035
Teradyne, Inc.	110,600	12,313,098
		75,454,925
Software - 1.6%
Dynatrace, Inc. (a)	328,000	16,882,160
PowerSchool Holdings, Inc. (a)	181,300	3,470,082
Zoom Video Communications, Inc. Class A (a)	51,100	3,468,668
		23,820,910
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (a)	153,700	2,726,638
Super Micro Computer, Inc. (a)	15,600	3,888,300
		6,614,938
TOTAL INFORMATION TECHNOLOGY		187,024,536
MATERIALS - 7.2%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	269,700	8,848,857
Cabot Corp.	37,400	2,501,686
Celanese Corp. Class A	70,400	8,152,320
Element Solutions, Inc.	592,000	11,366,400
		30,869,263
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	29,100	13,435,179
Containers & Packaging - 1.1%
Aptargroup, Inc.	63,400	7,345,524
Avery Dennison Corp.	52,500	9,019,500
		16,365,024
Metals & Mining - 3.1%
Commercial Metals Co.	120,700	6,356,062
First Quantum Minerals Ltd.	563,600	13,333,251
Reliance Steel & Aluminum Co.	59,500	16,159,605
Wheaton Precious Metals Corp.	208,800	9,029,743
		44,878,661
TOTAL MATERIALS		105,548,127
REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 7.0%
Alexandria Real Estate Equities, Inc.	32,200	3,654,378
CubeSmart	258,000	11,522,280
EastGroup Properties, Inc.	85,900	14,912,240
Equity Lifestyle Properties, Inc.	61,400	4,107,046
Essex Property Trust, Inc.	20,900	4,896,870
Invitation Homes, Inc.	301,300	10,364,720
Lamar Advertising Co. Class A	137,500	13,646,875
Mid-America Apartment Communities, Inc.	21,700	3,295,362
NNN (REIT), Inc.	116,800	4,997,872
Ryman Hospitality Properties, Inc.	127,100	11,810,132
Sun Communities, Inc.	29,000	3,783,340
Terreno Realty Corp.	59,500	3,575,950
Ventas, Inc.	234,100	11,065,907
		101,632,972
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (a)	70,491	5,689,329
Zillow Group, Inc. Class C (a)	34,600	1,738,996
		7,428,325
TOTAL REAL ESTATE		109,061,297
UTILITIES - 3.8%
Electric Utilities - 2.4%
Constellation Energy Corp.	122,700	11,233,185
OGE Energy Corp.	377,800	13,566,798
PG&E Corp. (a)	545,600	9,427,968
		34,227,951
Independent Power and Renewable Electricity Producers - 1.0%
Clearway Energy, Inc. Class C	261,700	7,474,152
NextEra Energy Partners LP	64,200	3,764,688
The AES Corp.	177,100	3,671,283
		14,910,123
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	109,200	6,198,192
TOTAL UTILITIES		55,336,266
TOTAL COMMON STOCKS (Cost $1,096,498,043)		1,457,024,314

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	765,288	765,441
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	51,494,101	51,499,250
TOTAL MONEY MARKET FUNDS (Cost $52,264,691)		52,264,691

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $1,148,762,734)	1,509,289,005
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(50,294,539)
NET ASSETS - 100.0%	1,458,994,466

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,376,481 or 0.2% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Evolent Health, Inc.	3/28/23	3,401,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	20,872,756	161,121,771	181,229,086	299,912	-	-	765,441	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	25,306,750	148,511,632	122,319,132	162,022	-	-	51,499,250	0.2%
Total	46,179,506	309,633,403	303,548,218	461,934	-	-	52,264,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	37,160,773	37,160,773	-	-
Consumer Discretionary	182,631,701	181,694,764	936,937	-
Consumer Staples	65,917,150	65,917,150	-	-
Energy	64,782,484	64,782,484	-	-
Financials	192,278,838	192,278,838	-	-
Health Care	125,492,448	122,115,967	3,376,481	-
Industrials	331,790,694	331,790,694	-	-
Information Technology	187,024,536	187,024,536	-	-
Materials	105,548,127	105,548,127	-	-
Real Estate	109,061,297	109,061,297	-	-
Utilities	55,336,266	55,336,266	-	-

Money Market Funds	52,264,691	52,264,691	-	-
Total Investments in Securities:	1,509,289,005	1,504,975,587	4,313,418	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		June 30, 2023 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,997,205) - See accompanying schedule:
Unaffiliated issuers (cost $1,096,498,043)	$1,457,024,314
Fidelity Central Funds (cost $52,264,691)	52,264,691

Total Investment in Securities (cost $1,148,762,734)		$1,509,289,005
Foreign currency held at value (cost $28,831)		28,682
Receivable for investments sold		7,693,265
Receivable for fund shares sold		1,182,506
Dividends receivable		1,299,389
Distributions receivable from Fidelity Central Funds		19,255
Other receivables		704
Total assets		1,519,512,806
Liabilities
Payable for investments purchased	$6,539,335
Payable for fund shares redeemed	1,307,843
Accrued management fee	620,550
Distribution and service plan fees payable	284,248
Other affiliated payables	235,420
Other payables and accrued expenses	31,694
Collateral on securities loaned	51,499,250
Total Liabilities		60,518,340
Net Assets		$1,458,994,466
Net Assets consist of:
Paid in capital		$1,065,619,654
Total accumulated earnings (loss)		393,374,812
Net Assets		$1,458,994,466

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($680,933,239 ÷ 33,283,581 shares) (a)		$20.46
Maximum offering price per share (100/94.25 of $20.46)		$21.71
Class M :
Net Asset Value and redemption price per share ($276,372,756 ÷ 14,063,569 shares) (a)		$19.65
Maximum offering price per share (100/96.50 of $19.65)		$20.36
Class C :
Net Asset Value and offering price per share ($41,476,774 ÷ 2,479,844 shares) (a)		$16.73
Class I :
Net Asset Value , offering price and redemption price per share ($334,886,302 ÷ 15,622,985 shares)		$21.44
Class Z :
Net Asset Value , offering price and redemption price per share ($125,325,395 ÷ 5,851,296 shares)		$21.42
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Six months ended June 30, 2023 (Unaudited)
Investment Income
Dividends		$8,305,831
Income from Fidelity Central Funds (including $162,022 from security lending)		461,934
Total Income		8,767,765
Expenses
Management fee	$3,644,992
Transfer agent fees	1,225,971
Distribution and service plan fees	1,726,562
Accounting fees	195,071
Custodian fees and expenses	15,663
Independent trustees' fees and expenses	4,575
Registration fees	43,773
Audit	33,986
Legal	4,295
Interest	5,357
Miscellaneous	3,812
Total expenses before reductions	6,904,057
Expense reductions	(33,431)
Total expenses after reductions		6,870,626
Net Investment income (loss)		1,897,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33,305,060
Foreign currency transactions	18,718
Total net realized gain (loss)		33,323,778
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	73,487,583
Assets and liabilities in foreign currencies	396
Total change in net unrealized appreciation (depreciation)		73,487,979
Net gain (loss)		106,811,757
Net increase (decrease) in net assets resulting from operations		$108,708,896

Statement of Changes in Net Assets

	Six months ended June 30, 2023 (Unaudited)	Year ended December 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,897,139	$2,497,762
Net realized gain (loss)	33,323,778	60,630,962
Change in net unrealized appreciation (depreciation)	73,487,979	(319,567,000)
Net increase (decrease) in net assets resulting from operations	108,708,896	(256,438,276)
Distributions to shareholders	(3,063,268)	(75,929,514)

Share transactions - net increase (decrease)	22,948,990	(49,988,189)
Total increase (decrease) in net assets	128,594,618	(382,355,979)

Net Assets
Beginning of period	1,330,399,848	1,712,755,827
End of period	$1,458,994,466	$1,330,399,848

Fidelity Advisor® Mid Cap II Fund Class A

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.98	$23.56	$22.59	$19.31	$16.21	$20.94
Income from Investment Operations
Net investment income (loss) A,B	.03	.04	.03	.01	.08	.04
Net realized and unrealized gain (loss)	1.49	(3.54)	5.40	3.52	3.64	(3.06)
Total from investment operations	1.52	(3.50)	5.43	3.53	3.72	(3.02)
Distributions from net investment income	-	(.02)	(.01)	(.03)	(.08)	(.04)
Distributions from net realized gain	(.04)	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(.04)	(1.08)	(4.46) C	(.25)	(.62)	(1.71)
Net asset value, end of period	$20.46	$18.98	$23.56	$22.59	$19.31	$16.21
Total Return D,E,F	8.03%	(15.02)%	24.92%	18.34%	23.31%	(15.10)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.01% I	1.01%	1.00%	1.05%	1.04%	1.04%
Expenses net of fee waivers, if any	1.01% I	1.01%	1.00%	1.05%	1.04%	1.04%
Expenses net of all reductions	1.01% I	1.01%	1.00%	1.04%	1.03%	1.03%
Net investment income (loss)	.26% I	.17%	.11%	.06%	.43%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$680,933	$651,156	$828,601	$674,103	$653,829	$552,289
Portfolio turnover rate J	47% I	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the sales charges.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class M

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$18.26	$22.74	$21.94	$18.78	$15.78	$20.43
Income from Investment Operations
Net investment income (loss) A,B	- C	(.01)	(.03)	(.03)	.03	(.01)
Net realized and unrealized gain (loss)	1.43	(3.41)	5.23	3.41	3.55	(2.97)
Total from investment operations	1.43	(3.42)	5.20	3.38	3.58	(2.98)
Distributions from net investment income	-	-	-	-	(.03)	- C
Distributions from net realized gain	(.04)	(1.06)	(4.40)	(.22)	(.54)	(1.67)
Total distributions	(.04)	(1.06)	(4.40)	(.22)	(.58) D	(1.67)
Net asset value, end of period	$19.65	$18.26	$22.74	$21.94	$18.78	$15.78
Total Return E,F,G	7.85%	(15.19)%	24.58%	18.05%	23.03%	(15.26)%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.25% J	1.25%	1.25%	1.28%	1.28%	1.28%
Expenses net of fee waivers, if any	1.25% J	1.25%	1.25%	1.28%	1.28%	1.28%
Expenses net of all reductions	1.25% J	1.25%	1.25%	1.28%	1.27%	1.27%
Net investment income (loss)	.02% J	(.07)%	(.13)%	(.17)%	.20%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$276,373	$268,867	$347,492	$308,136	$311,665	$285,590
Portfolio turnover rate K	47% J	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total distributions per share do not sum due to rounding.

E Total returns for periods of less than one year are not annualized.

F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

G Total returns do not include the effect of the sales charges.

H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

J Annualized.

K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class C

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$15.59	$19.71	$19.51	$16.82	$14.23	$18.70
Income from Investment Operations
Net investment income (loss) A,B	(.05)	(.11)	(.15)	(.12)	(.06)	(.10)
Net realized and unrealized gain (loss)	1.23	(2.95)	4.63	3.03	3.19	(2.70)
Total from investment operations	1.18	(3.06)	4.48	2.91	3.13	(2.80)
Distributions from net investment income	-	-	-	-	-	- C
Distributions from net realized gain	(.04)	(1.06)	(4.28)	(.22)	(.54)	(1.67)
Total distributions	(.04)	(1.06)	(4.28)	(.22)	(.54)	(1.67)
Net asset value, end of period	$16.73	$15.59	$19.71	$19.51	$16.82	$14.23
Total Return D,E,F	7.59%	(15.71)%	23.91%	17.36%	22.39%	(15.72)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.83% I	1.83%	1.83%	1.86%	1.84%	1.81%
Expenses net of fee waivers, if any	1.83% I	1.83%	1.82%	1.86%	1.84%	1.81%
Expenses net of all reductions	1.83% I	1.83%	1.82%	1.85%	1.83%	1.80%
Net investment income (loss)	(.56)% I	(.65)%	(.71)%	(.75)%	(.36)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$41,477	$43,947	$67,519	$93,765	$104,617	$167,310
Portfolio turnover rate J	47% I	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Amount represents less than $.005 per share.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Total returns do not include the effect of the contingent deferred sales charge.

G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

I Annualized.

J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class I

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.86	$24.59	$23.41	$19.99	$16.75	$21.57
Income from Investment Operations
Net investment income (loss) A,B	.05	.09	.10	.07	.14	.11
Net realized and unrealized gain (loss)	1.57	(3.69)	5.61	3.65	3.76	(3.16)
Total from investment operations	1.62	(3.60)	5.71	3.72	3.90	(3.05)
Distributions from net investment income	-	(.07)	(.07)	(.08)	(.12)	(.10)
Distributions from net realized gain	(.04)	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(.04)	(1.13)	(4.53)	(.30)	(.66)	(1.77)
Net asset value, end of period	$21.44	$19.86	$24.59	$23.41	$19.99	$16.75
Total Return C,D	8.18%	(14.77)%	25.24%	18.68%	23.64%	(14.80)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74% G	.74%	.73%	.76%	.75%	.76%
Expenses net of fee waivers, if any	.73% G	.73%	.73%	.76%	.75%	.76%
Expenses net of all reductions	.73% G	.73%	.73%	.75%	.75%	.75%
Net investment income (loss)	.53% G	.45%	.39%	.35%	.72%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$334,886	$308,672	$419,860	$378,711	$469,139	$926,420
Portfolio turnover rate H	47% G	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® Mid Cap II Fund Class Z

	Six months ended (Unaudited) June 30, 2023	Years ended December 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$19.83	$24.56	$23.39	$19.97	$16.74	$21.57
Income from Investment Operations
Net investment income (loss) A,B	.07	.12	.13	.09	.16	.13
Net realized and unrealized gain (loss)	1.56	(3.69)	5.60	3.66	3.77	(3.17)
Total from investment operations	1.63	(3.57)	5.73	3.75	3.93	(3.04)
Distributions from net investment income	-	(.10)	(.11)	(.11)	(.16)	(.13)
Distributions from net realized gain	(.04)	(1.06)	(4.46)	(.22)	(.54)	(1.67)
Total distributions	(.04)	(1.16)	(4.56) C	(.33)	(.70)	(1.79) C
Net asset value, end of period	$21.42	$19.83	$24.56	$23.39	$19.97	$16.74
Total Return D,E	8.24%	(14.67)%	25.38%	18.84%	23.84%	(14.74)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61% H	.61%	.61%	.63%	.63%	.63%
Expenses net of fee waivers, if any	.61% H	.61%	.61%	.63%	.63%	.63%
Expenses net of all reductions	.61% H	.61%	.61%	.62%	.62%	.62%
Net investment income (loss)	.66% H	.57%	.51%	.48%	.85%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$125,325	$57,758	$49,283	$31,800	$42,787	$46,490
Portfolio turnover rate I	47% H	34%	42%	43%	31%	49%

A Calculated based on average shares outstanding during the period.

B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Annualized.

I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements   (Unaudited)
For the period ended June 30, 2023

1. Organization.
Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio A
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A   Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost   and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.   Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to   foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$427,813,672
Gross unrealized depreciation	(68,698,856)
Net unrealized appreciation (depreciation)	$359,114,816
Tax cost	$1,150,174,189

The Fund elected to defer to its next fiscal year approximately $441,042 of currency losses recognized during the period January 1, 2022 to December 31, 2022.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	363,576,088	326,235,356

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$832,049	$14,024
Class M	.25%	.25%	681,798	7,083
Class C	.75%	.25%	212,715	15,970
			$1,726,562	$37,077

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions.   The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$150,482
Class M	4,651
Class C A	5,740
$160,873

A   When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Class A	$633,324.19
Class M	249,601.18
Class C	55,163.26
Class I	269,393.17
Class Z	18,490.04
	$1,225,971
A   Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$8,277

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Mid Cap II Fund	Borrower	$ 5,724,286	4.81%	$5,357

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Mid Cap II Fund	16,011,652	20,758,783	3,160,006

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity Advisor Mid Cap II Fund	$1,352

7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mid Cap II Fund	$17,211	$-	$-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1,882. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$283

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31,266.

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Mid Cap II Fund
Distributions to shareholders
Class A	$1,497,828	$36,530,872
Class M	641,244	15,450,188
Class C	120,194	3,133,450
Class I	672,384	17,823,956
Class Z	131,618	2,991,048
Total	$3,063,268	$75,929,514

10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2023	Year ended December 31, 2022	Six months ended June 30, 2023	Year ended December 31, 2022
Fidelity Advisor Mid Cap II Fund
Class A
Shares sold	1,147,671	2,324,758	$22,496,079	$47,097,318
Reinvestment of distributions	72,101	1,804,127	1,471,595	35,874,367
Shares redeemed	(2,236,566)	(4,998,833)	(43,916,358)	(99,756,816)
Net increase (decrease)	(1,016,794)	(869,948)	$(19,948,684)	$(16,785,131)
Class M
Shares sold	672,164	1,422,631	$12,710,738	$27,915,770
Reinvestment of distributions	32,363	798,389	634,970	15,296,996
Shares redeemed	(1,366,191)	(2,775,384)	(25,908,330)	(53,967,254)
Net increase (decrease)	(661,664)	(554,364)	$(12,562,622)	$(10,754,488)
Class C
Shares sold	141,983	290,945	$2,287,466	$4,873,060
Reinvestment of distributions	7,150	189,178	119,692	3,116,273
Shares redeemed	(488,030)	(1,087,350)	(7,829,400)	(18,200,262)
Net increase (decrease)	(338,897)	(607,227)	$(5,422,242)	$(10,210,929)
Class I
Shares sold	1,612,016	2,501,214	$33,032,271	$52,971,782
Reinvestment of distributions	30,587	832,408	653,343	17,303,596
Shares redeemed	(1,560,800)	(4,867,000)	(32,197,179)	(101,306,569)
Net increase (decrease)	81,803	(1,533,378)	$1,488,435	$(31,031,191)
Class Z
Shares sold	3,301,289	1,406,084	$66,783,316	$28,997,627
Reinvestment of distributions	5,592	130,505	119,324	2,683,616
Shares redeemed	(367,725)	(630,865)	(7,508,537)	(12,887,693)
Net increase (decrease)	2,939,156	905,724	$59,394,103	$18,793,550

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During Period- C January 1, 2023 to June 30, 2023
Fidelity Advisor® Mid Cap II Fund
Class A	1.01%
Actual		$ 1,000	$ 1,080.30	$ 5.21
Hypothetical- B		$ 1,000	$ 1,019.79	$ 5.06
Class M	1.25%
Actual		$ 1,000	$ 1,078.50	$ 6.44
Hypothetical- B		$ 1,000	$ 1,018.60	$ 6.26
Class C	1.83%
Actual		$ 1,000	$ 1,075.90	$ 9.42
Hypothetical- B		$ 1,000	$ 1,015.72	$ 9.15
Class I	.73%
Actual		$ 1,000	$ 1,081.80	$ 3.77
Hypothetical- B		$ 1,000	$ 1,021.17	$ 3.66
Class Z	.61%
Actual		$ 1,000	$ 1,082.40	$ 3.15
Hypothetical- B		$ 1,000	$ 1,021.77	$ 3.06

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Fidelity Advisor Mid Cap II Fund
At its May 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for two months from June 1, 2023 through July 31, 2023. The Board determined that it will consider the annual renewal of the fund's Advisory Contracts for a full one year period in July 2023, following its review of additional materials provided by FMR.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through July 31, 2023, with the understanding that the Board will consider the annual renewal for a full one year period in July 2023.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for two months from June 1, 2023 through July 31, 2023.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2021 through November 30, 2022.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.

1.818374.118
AMP-SANN-0823

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 22, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 22, 2023